Related Party Transactions - Schedule of Related Party Transactions (Details) - MiTAC Incorporated - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Related Party Transaction [Line Items]
Purchases of inventories and services	$ 211,858	$ 173,390	$ 217,430
Sale of products to MiTAC Holdings and affiliates	764	761	2,422
Reimbursements received (payments made) for rent and overhead costs for use of facilities by MiTAC Holdings and affiliates, net	$ (129)	$ (41)	$ 71